BNY Mellon Institutional S&P 500 Stock Index Fund
Statement of Investments
January 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.8%
Automobiles & Components — 2.4%
Aptiv PLC (a)	7,652	477,638
BorgWarner, Inc.	6,994	223,109
Ford Motor Co.	131,621	1,326,740
General Motors Co.	36,275	1,794,161
Tesla, Inc. (a)	92,132	37,276,607
		41,098,255
Banks — 3.6%
Bank of America Corp.	220,219	10,196,140
Citigroup, Inc.	62,392	5,080,580
Citizens Financial Group, Inc.	14,607	694,855
Fifth Third Bancorp	22,092	978,896
Huntington Bancshares, Inc.	46,828	805,442
JPMorgan Chase & Co.	92,877	24,826,022
KeyCorp	31,661	569,265
M&T Bank Corp.	5,511	1,109,034
Regions Financial Corp.	30,878	760,834
The PNC Financial Services Group, Inc.	13,217	2,655,956
Truist Financial Corp.	43,934	2,092,137
U.S. Bancorp	51,952	2,482,267
Wells Fargo & Co.	109,839	8,655,313
		60,906,741
Capital Goods — 5.6%
3M Co.	17,965	2,734,273
A.O. Smith Corp.	3,595	241,944
Allegion PLC	2,707	359,300
AMETEK, Inc.	7,581	1,399,149
Axon Enterprise, Inc. (a)	2,378	1,550,884
Builders FirstSource, Inc. (a)	3,942	659,418
Carrier Global Corp.	27,611	1,805,207
Caterpillar, Inc.	15,927	5,915,925
Cummins, Inc.	4,515	1,608,469
Deere & Co.	8,394	4,000,245
Dover Corp.	4,535	923,689
Eaton Corp. PLC	13,037	4,255,798
Emerson Electric Co.	18,552	2,410,832
Fastenal Co.	18,773	1,374,935
Fortive Corp.	11,625	945,461
GE Vernova, Inc.	9,081	3,386,123
Generac Holdings, Inc. (a)	2,058	307,321
General Dynamics Corp.	8,574	2,203,347
General Electric Co.	35,704	7,268,263
Honeywell International, Inc.	21,451	4,799,018
Howmet Aerospace, Inc.	13,346	1,689,337
Hubbell, Inc.	1,818	769,032

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Capital Goods — 5.6% (continued)
Huntington Ingalls Industries, Inc.	1,183	233,359
IDEX Corp.	2,522	565,710
Illinois Tool Works, Inc.	8,925	2,313,003
Ingersoll Rand, Inc.	13,483	1,264,705
Johnson Controls International PLC	22,038	1,718,964
L3Harris Technologies, Inc.	6,343	1,344,779
Lennox International, Inc.	1,036	613,747
Lockheed Martin Corp.	6,960	3,222,132
Masco Corp.	7,432	589,209
Nordson Corp.	1,880	414,014
Northrop Grumman Corp.	4,544	2,214,155
Otis Worldwide Corp.	13,035	1,243,800
PACCAR, Inc.	17,296	1,917,780
Parker-Hannifin Corp.	4,217	2,981,630
Pentair PLC	5,607	581,334
Quanta Services, Inc.	4,859	1,494,677
Rockwell Automation, Inc.	3,639	1,013,207
RTX Corp.	43,910	5,662,194
Snap-on, Inc.	1,746	620,092
Stanley Black & Decker, Inc.	5,034	443,344
Textron, Inc.	5,794	443,299
The Boeing Company (a)	24,662	4,353,336
Trane Technologies PLC	7,379	2,676,732
TransDigm Group, Inc.	1,870	2,530,746
United Rentals, Inc.	2,158	1,635,893
W.W. Grainger, Inc.	1,449	1,539,809
Westinghouse Air Brake Technologies Corp.	5,576	1,159,362
Xylem, Inc.	8,047	998,150
		96,397,132
Commercial & Professional Services — 1.2%
Automatic Data Processing, Inc.	13,442	4,073,060
Broadridge Financial Solutions, Inc.	3,958	942,875
Cintas Corp.	11,369	2,280,280
Copart, Inc. (a)	28,905	1,674,467
Dayforce, Inc. (a)	5,443	385,038
Equifax, Inc.	4,144	1,138,688
Jacobs Solutions, Inc.	4,267	597,935
Leidos Holdings, Inc.	4,327	614,564
Paychex, Inc.	10,450	1,543,151
Paycom Software, Inc.	1,647	341,851
Republic Services, Inc.	6,678	1,448,258
Rollins, Inc.	9,193	455,054
Veralto Corp.	8,118	839,320
Verisk Analytics, Inc.	4,620	1,327,973
Waste Management, Inc.	12,158	2,677,921
		20,340,435

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Consumer Discretionary Distribution & Retail — 6.3%
Amazon.com, Inc. (a)	308,728	73,378,471
AutoZone, Inc. (a)	558	1,869,417
Best Buy Co., Inc.	6,488	557,060
CarMax, Inc. (a)	5,087	435,651
eBay, Inc.	16,027	1,081,502
Genuine Parts Co.	4,451	517,429
LKQ Corp.	8,505	318,002
Lowe’s Companies, Inc.	18,715	4,866,648
O’Reilly Automotive, Inc. (a)	1,905	2,465,870
Pool Corp.	1,188	408,969
Ross Stores, Inc.	10,938	1,646,825
The Home Depot, Inc.	32,768	13,499,761
The TJX Companies, Inc.	37,208	4,643,186
Tractor Supply Co.	18,065	982,013
Ulta Beauty, Inc. (a)	1,531	631,002
		107,301,806
Consumer Durables & Apparel — .7%
D.R. Horton, Inc.	9,554	1,355,713
Deckers Outdoor Corp. (a)	4,983	883,785
Garmin Ltd.	5,047	1,089,395
Hasbro, Inc.	4,672	270,228
Lennar Corp., Cl. A	7,785	1,021,703
Lululemon Athletica, Inc. (a)	3,783	1,566,919
Mohawk Industries, Inc. (a)	1,557	190,421
NIKE, Inc., Cl. B	39,103	3,007,021
NVR, Inc. (a)	104	833,683
PulteGroup, Inc.	6,652	756,864
Ralph Lauren Corp.	1,292	322,612
Tapestry, Inc.	7,454	543,695
		11,842,039
Consumer Services — 1.9%
Airbnb, Inc., Cl. A (a)	14,280	1,873,108
Booking Holdings, Inc.	1,092	5,173,416
Caesars Entertainment, Inc. (a)	7,330	264,247
Carnival Corp. (a)	34,224	946,978
Chipotle Mexican Grill, Inc. (a)	45,458	2,652,474
Darden Restaurants, Inc.	3,831	747,964
Domino’s Pizza, Inc.	1,128	506,607
Expedia Group, Inc. (a)	4,126	705,340
Hilton Worldwide Holdings, Inc.	8,077	2,068,277
Las Vegas Sands Corp.	11,605	531,857
Marriott International, Inc., Cl. A	7,656	2,224,757
McDonald’s Corp.	23,641	6,825,157
MGM Resorts International (a)	7,257	250,221
Norwegian Cruise Line Holdings Ltd. (a)	14,150	401,153
Royal Caribbean Cruises Ltd.	8,069	2,151,195

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Consumer Services — 1.9% (continued)
Starbucks Corp.	37,394	4,026,586
Wynn Resorts Ltd.	2,954	256,555
Yum! Brands, Inc.	9,034	1,178,937
		32,784,829
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	14,617	14,322,906
Dollar General Corp.	7,049	500,902
Dollar Tree, Inc. (a)	6,493	476,262
Sysco Corp.	16,306	1,189,034
Target Corp.	15,274	2,106,437
The Kroger Company	22,318	1,375,681
Walgreens Boots Alliance, Inc.	21,900	225,132
Walmart, Inc.	143,196	14,056,119
		34,252,473
Energy — 3.1%
APA Corp.	11,439	250,857
Baker Hughes Co.	32,527	1,502,097
Chevron Corp.	55,135	8,225,591
ConocoPhillips	42,674	4,217,472
Coterra Energy, Inc.	24,706	684,850
Devon Energy Corp.	22,264	759,202
Diamondback Energy, Inc.	6,215	1,021,497
EOG Resources, Inc.	18,682	2,350,009
EQT Corp.	19,674	1,005,735
Exxon Mobil Corp.	144,992	15,489,495
Halliburton Co.	28,555	743,001
Hess Corp.	9,172	1,275,183
Kinder Morgan, Inc.	63,321	1,740,061
Marathon Petroleum Corp.	10,585	1,542,340
Occidental Petroleum Corp.	22,252	1,038,056
ONEOK, Inc.	19,339	1,879,171
Phillips 66	13,591	1,601,971
Schlumberger NV	46,586	1,876,484
Targa Resources Corp.	7,161	1,409,285
Texas Pacific Land Corp.	633	821,109
The Williams Companies, Inc.	40,463	2,242,864
Valero Energy Corp.	10,389	1,381,737
		53,058,067
Equity Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities, Inc. (b)	5,366	522,380
American Tower Corp. (b)	15,317	2,832,879
AvalonBay Communities, Inc. (b)	4,732	1,048,185
BXP, Inc. (b)	5,088	372,136
Camden Property Trust (b)	3,695	420,159
Crown Castle, Inc. (b)	14,194	1,267,240
Digital Realty Trust, Inc. (b)	10,307	1,688,905

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Equity Real Estate Investment Trusts — 1.9% (continued)
Equinix, Inc. (b)	3,168	2,894,475
Equity Residential (b)	11,467	809,914
Essex Property Trust, Inc. (b)	2,071	589,345
Extra Space Storage, Inc. (b)	7,011	1,079,694
Federal Realty Investment Trust (b)	2,716	295,039
Healthpeak Properties, Inc. (b)	22,209	458,838
Host Hotels & Resorts, Inc. (b)	24,311	406,237
Invitation Homes, Inc. (b)	18,046	562,133
Iron Mountain, Inc. (b)	9,746	989,901
Kimco Realty Corp. (b)	21,347	479,240
Mid-America Apartment Communities, Inc. (b)	3,852	587,738
Millrose Properties, Inc., Cl. A (a),(b)	3,893	43,051
Prologis, Inc. (b)	30,520	3,639,510
Public Storage (b)	5,142	1,534,784
Realty Income Corp. (b)	28,767	1,571,829
Regency Centers Corp. (b)	5,273	378,812
SBA Communications Corp. (b)	3,480	687,509
Simon Property Group, Inc. (b)	10,118	1,759,116
UDR, Inc. (b)	10,164	424,245
Ventas, Inc. (b)	14,118	853,010
VICI Properties, Inc. (b)	34,559	1,028,821
Welltower, Inc. (b)	19,515	2,663,407
Weyerhaeuser Co. (b)	23,433	717,519
		32,606,051
Financial Services — 8.3%
American Express Co.	18,359	5,828,065
Ameriprise Financial, Inc.	3,200	1,738,752
Apollo Global Management, Inc.	14,891	2,546,063
Berkshire Hathaway, Inc., Cl. B (a)	60,468	28,339,538
BlackRock, Inc.	4,803	5,165,626
Blackstone, Inc.	23,819	4,218,583
Capital One Financial Corp.	12,586	2,563,894
Cboe Global Markets, Inc.	3,379	690,431
CME Group, Inc.	11,808	2,792,828
Corpay, Inc. (a)	2,362	898,717
Discover Financial Services	8,341	1,677,292
FactSet Research Systems, Inc.	1,237	586,845
Fidelity National Information Services, Inc.	18,099	1,474,526
Fiserv, Inc. (a)	18,768	4,054,639
Franklin Resources, Inc.	10,019	222,823
Global Payments, Inc.	8,363	943,765
Intercontinental Exchange, Inc.	18,826	3,008,960
Invesco Ltd.	16,154	310,641
Jack Henry & Associates, Inc.	2,389	415,901
KKR & Co., Inc.	22,251	3,717,475
MarketAxess Holdings, Inc.	1,214	267,845

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Financial Services — 8.3% (continued)
Mastercard, Inc., Cl. A	27,041	15,019,383
Moody’s Corp.	5,187	2,590,595
Morgan Stanley	40,923	5,664,971
MSCI, Inc.	2,566	1,531,312
Nasdaq, Inc.	13,392	1,102,697
Northern Trust Corp.	6,728	755,487
PayPal Holdings, Inc. (a)	33,478	2,965,481
Raymond James Financial, Inc.	5,898	993,695
S&P Global, Inc.	10,474	5,461,248
State Street Corp.	9,442	959,496
Synchrony Financial	12,625	870,872
T. Rowe Price Group, Inc.	7,105	830,717
The Bank of New York Mellon Corp.	24,046	2,066,273
The Charles Schwab Corp.	49,317	4,079,502
The Goldman Sachs Group, Inc.	10,356	6,631,982
Visa, Inc., Cl. A	57,009	19,485,676
		142,472,596
Food, Beverage & Tobacco — 2.2%
Altria Group, Inc.	55,911	2,920,231
Archer-Daniels-Midland Co.	16,065	823,010
Brown-Forman Corp., Cl. B	6,364	210,076
Bunge Global SA	4,471	340,377
Conagra Brands, Inc.	16,174	418,745
Constellation Brands, Inc., Cl. A	5,260	951,008
General Mills, Inc.	17,876	1,075,063
Hormel Foods Corp.	9,911	297,132
Kellanova	8,851	723,392
Keurig Dr. Pepper, Inc.	37,099	1,190,878
Lamb Weston Holdings, Inc.	4,886	292,867
McCormick & Co., Inc.	8,310	641,781
Molson Coors Beverage Co., Cl. B	5,651	309,392
Mondelez International, Inc., Cl. A	44,113	2,558,113
Monster Beverage Corp. (a)	22,811	1,111,124
PepsiCo, Inc.	45,261	6,820,380
Philip Morris International, Inc.	51,293	6,678,348
The J.M. Smucker Company	3,557	380,208
The Campbell’s Company	6,318	244,949
The Coca-Cola Company	127,901	8,119,155
The Hershey Company	4,708	702,669
The Kraft Heinz Company	29,095	868,195
Tyson Foods, Inc., Cl. A	9,422	532,249
		38,209,342
Health Care Equipment & Services — 4.5%
Abbott Laboratories	57,219	7,320,027
Align Technology, Inc. (a)	2,230	488,615
Baxter International, Inc.	16,726	544,599

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Health Care Equipment & Services — 4.5% (continued)
Becton, Dickinson and Co.	9,594	2,375,474
Boston Scientific Corp. (a)	48,621	4,976,846
Cardinal Health, Inc.	7,914	978,645
Cencora, Inc.	5,852	1,487,637
Centene Corp. (a)	16,526	1,058,160
CVS Health Corp.	41,502	2,344,033
DaVita, Inc. (a)	1,507	265,533
Dexcom, Inc. (a)	12,587	1,092,929
Edwards Lifesciences Corp. (a)	19,361	1,402,704
Elevance Health, Inc.	7,617	3,014,047
GE HealthCare Technologies, Inc.	14,884	1,314,257
HCA Healthcare, Inc.	6,026	1,988,038
Henry Schein, Inc. (a)	4,250	340,000
Hologic, Inc. (a)	7,305	526,983
Humana, Inc.	3,920	1,149,462
IDEXX Laboratories, Inc. (a)	2,740	1,156,417
Insulet Corp. (a)	2,258	628,582
Intuitive Surgical, Inc. (a)	11,750	6,719,590
Labcorp Holdings, Inc.	2,779	694,194
McKesson Corp.	4,188	2,490,813
Medtronic PLC	42,308	3,842,413
Molina Healthcare, Inc. (a)	1,838	570,534
Quest Diagnostics, Inc.	3,651	595,478
ResMed, Inc.	4,761	1,124,453
Solventum Corp. (a)	4,813	356,451
STERIS PLC	3,183	702,329
Stryker Corp.	11,319	4,429,011
Teleflex, Inc.	1,550	279,372
The Cigna Group	9,093	2,675,251
The Cooper Companies, Inc. (a)	6,383	616,279
UnitedHealth Group, Inc.	30,360	16,469,996
Universal Health Services, Inc., Cl. B	1,995	376,177
Zimmer Biomet Holdings, Inc.	6,763	740,413
		77,135,742
Household & Personal Products — 1.2%
Church & Dwight Co., Inc.	8,221	867,480
Colgate-Palmolive Co.	26,953	2,336,825
Kenvue, Inc.	63,414	1,350,084
Kimberly-Clark Corp.	11,164	1,450,985
The Clorox Company	4,057	643,765
The Estee Lauder Companies, Inc., Cl. A	7,859	655,676
The Procter & Gamble Company	77,692	12,896,095
		20,200,910
Insurance — 2.0%
Aflac, Inc.	16,494	1,771,126
American International Group, Inc.	20,501	1,510,104

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Insurance — 2.0% (continued)
Aon PLC, Cl. A	7,067	2,620,585
Arch Capital Group Ltd.	12,405	1,154,533
Arthur J. Gallagher & Co.	8,184	2,470,095
Assurant, Inc.	1,710	367,975
Brown & Brown, Inc.	7,599	795,311
Chubb Ltd.	12,364	3,361,524
Cincinnati Financial Corp.	5,284	724,172
Erie Indemnity Co., Cl. A	825	332,434
Everest Group Ltd.	1,424	494,854
Globe Life, Inc.	2,822	344,538
Loews Corp.	5,911	505,095
Marsh & McLennan Companies, Inc.	16,202	3,513,890
MetLife, Inc.	19,140	1,655,801
Principal Financial Group, Inc.	6,792	560,000
Prudential Financial, Inc.	11,583	1,398,763
The Allstate Corp.	8,729	1,678,849
The Hartford Financial Services Group, Inc.	9,668	1,078,465
The Progressive Corp.	19,326	4,762,700
The Travelers Companies, Inc.	7,489	1,836,153
W. R. Berkley Corp.	10,219	601,184
Willis Towers Watson PLC	3,398	1,119,862
		34,658,013
Materials — 1.9%
Air Products and Chemicals, Inc.	7,378	2,473,548
Albemarle Corp.	3,655	307,714
Amcor PLC	46,710	454,021
Avery Dennison Corp.	2,776	515,587
Ball Corp.	9,649	537,449
Celanese Corp.	3,907	277,553
CF Industries Holdings, Inc.	5,558	512,503
Corteva, Inc.	22,534	1,470,794
Dow, Inc.	22,552	880,656
DuPont de Nemours, Inc.	13,789	1,058,995
Eastman Chemical Co.	3,951	393,717
Ecolab, Inc.	8,280	2,071,573
FMC Corp.	4,466	249,114
Freeport-McMoRan, Inc.	47,508	1,703,162
International Flavors & Fragrances, Inc.	8,447	735,649
International Paper Co.	11,415	635,017
Linde PLC	15,708	7,007,653
LyondellBasell Industries NV, Cl. A	8,262	625,433
Martin Marietta Materials, Inc.	2,030	1,104,564
Newmont Corp.	37,171	1,587,945
Nucor Corp.	7,746	994,819
Packaging Corp. of America	3,027	643,722
PPG Industries, Inc.	7,882	909,425

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Materials — 1.9% (continued)
Smurfit WestRock PLC	16,531	877,631
Steel Dynamics, Inc.	4,609	590,874
The Mosaic Company	9,776	272,653
The Sherwin-Williams Company	7,577	2,713,778
Vulcan Materials Co.	4,422	1,212,291
		32,817,840
Media & Entertainment — 9.0%
Alphabet, Inc., Cl. A	192,758	39,326,487
Alphabet, Inc., Cl. C	157,005	32,280,228
Charter Communications, Inc., Cl. A (a)	3,234	1,117,315
Comcast Corp., Cl. A	125,924	4,238,602
Electronic Arts, Inc.	7,695	945,792
Fox Corp., Cl. A	7,514	384,567
Fox Corp., Cl. B	4,002	194,497
Live Nation Entertainment, Inc. (a)	5,283	764,344
Match Group, Inc.	8,392	299,594
Meta Platforms, Inc., Cl. A	71,917	49,563,758
Netflix, Inc. (a)	14,102	13,774,270
News Corp., Cl. A	13,182	370,678
News Corp., Cl. B	3,394	107,420
Omnicom Group, Inc.	6,448	559,622
Paramount Global, Cl. B	20,073	218,394
Take-Two Interactive Software, Inc. (a)	5,347	991,922
The Interpublic Group of Companies, Inc.	11,545	330,995
The Walt Disney Company	59,742	6,754,431
Warner Bros Discovery, Inc. (a)	74,958	782,562
		153,005,478
Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
AbbVie, Inc.	58,297	10,720,818
Agilent Technologies, Inc.	9,509	1,440,804
Amgen, Inc.	17,733	5,061,353
Biogen, Inc. (a)	4,901	705,401
Bio-Techne Corp.	5,398	397,023
Bristol-Myers Squibb Co.	66,909	3,944,285
Charles River Laboratories International, Inc. (a)	1,671	275,314
Danaher Corp.	21,207	4,723,647
Eli Lilly & Co.	25,994	21,083,213
Gilead Sciences, Inc.	41,114	3,996,281
Incyte Corp. (a)	5,392	399,871
IQVIA Holdings, Inc. (a)	5,778	1,163,458
Johnson & Johnson	79,426	12,084,666
Merck & Co., Inc.	83,452	8,246,727
Mettler-Toledo International, Inc. (a)	700	955,108
Moderna, Inc. (a)	11,149	439,494
Pfizer, Inc.	186,952	4,957,967
Regeneron Pharmaceuticals, Inc. (a)	3,505	2,358,795

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.8% (continued)
Revvity, Inc.	4,151	523,566
Thermo Fisher Scientific, Inc.	12,619	7,543,007
Vertex Pharmaceuticals, Inc. (a)	8,496	3,922,433
Viatris, Inc.	40,818	460,427
Waters Corp. (a)	1,966	816,834
West Pharmaceutical Services, Inc.	2,461	840,554
Zoetis, Inc.	14,884	2,543,676
		99,604,722
Real Estate Management & Development — .2%
CBRE Group, Inc., Cl. A (a)	10,148	1,468,822
CoStar Group, Inc. (a)	13,422	1,028,125
		2,496,947
Semiconductors & Semiconductor Equipment — 10.4%
Advanced Micro Devices, Inc. (a)	53,536	6,207,499
Analog Devices, Inc.	16,379	3,470,546
Applied Materials, Inc.	27,197	4,904,979
Broadcom, Inc.	154,080	34,093,282
Enphase Energy, Inc. (a)	4,280	266,558
First Solar, Inc. (a)	3,506	587,325
Intel Corp.	144,019	2,798,289
KLA Corp.	4,413	3,257,853
Lam Research Corp.	42,363	3,433,521
Microchip Technology, Inc.	17,823	967,789
Micron Technology, Inc.	36,577	3,337,286
Monolithic Power Systems, Inc.	1,635	1,042,100
NVIDIA Corp.	809,234	97,164,726
NXP Semiconductors NV	8,384	1,748,483
ON Semiconductor Corp. (a)	14,079	736,895
QUALCOMM, Inc.	36,651	6,338,058
Skyworks Solutions, Inc.	5,168	458,712
Teradyne, Inc.	5,514	638,466
Texas Instruments, Inc.	30,094	5,555,653
		177,008,020
Software & Services — 11.3%
Accenture PLC, Cl. A	20,614	7,935,359
Adobe, Inc. (a)	14,522	6,352,649
Akamai Technologies, Inc. (a)	4,781	477,622
ANSYS, Inc. (a)	2,813	985,957
Autodesk, Inc. (a)	7,133	2,220,788
Cadence Design Systems, Inc. (a)	8,983	2,673,520
Cognizant Technology Solutions Corp., Cl. A	16,717	1,380,991
CrowdStrike Holdings, Inc., Cl. A (a)	7,621	3,033,691
EPAM Systems, Inc. (a)	1,776	451,033
Fair Isaac Corp. (a)	802	1,502,595
Fortinet, Inc. (a)	21,085	2,127,055
Gartner, Inc. (a)	2,502	1,358,161

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Software & Services — 11.3% (continued)
Gen Digital, Inc.	18,313	492,803
GoDaddy, Inc., Cl. A (a)	4,664	991,800
International Business Machines Corp.	30,504	7,799,873
Intuit, Inc.	9,247	5,562,163
Microsoft Corp.	245,274	101,803,426
Oracle Corp.	53,021	9,016,751
Palantir Technologies, Inc., Cl. A (a)	67,623	5,578,221
Palo Alto Networks, Inc. (a)	21,592	3,981,997
PTC, Inc. (a)	4,081	789,592
Roper Technologies, Inc.	3,537	2,036,074
Salesforce, Inc.	31,538	10,776,535
ServiceNow, Inc. (a)	6,796	6,920,910
Synopsys, Inc. (a)	5,115	2,687,830
Tyler Technologies, Inc. (a)	1,376	827,857
VeriSign, Inc. (a)	2,802	602,430
Workday, Inc., Cl. A (a)	7,018	1,839,137
		192,206,820
Technology Hardware & Equipment — 8.7%
Amphenol Corp., Cl. A	39,526	2,797,650
Apple, Inc.	498,665	117,684,940
Arista Networks, Inc. (a)	34,078	3,926,808
CDW Corp.	4,461	888,364
Cisco Systems, Inc.	131,497	7,968,718
Corning, Inc.	25,770	1,342,102
Dell Technologies, Inc., Cl. C	10,307	1,067,805
F5, Inc. (a)	1,963	583,521
Hewlett Packard Enterprise Co.	43,978	931,894
HP, Inc.	31,389	1,020,143
Jabil, Inc.	3,574	580,453
Juniper Networks, Inc.	11,229	391,443
Keysight Technologies, Inc. (a)	5,592	997,333
Motorola Solutions, Inc.	5,461	2,562,574
NetApp, Inc.	6,816	832,234
Seagate Technology Holdings PLC	7,112	685,312
Super Micro Computer, Inc. (a)	16,289	464,562
TE Connectivity PLC	9,817	1,452,622
Teledyne Technologies, Inc. (a)	1,547	791,028
Trimble, Inc. (a)	7,868	589,785
Western Digital Corp. (a)	11,684	760,979
Zebra Technologies Corp., Cl. A (a)	1,635	640,822
		148,961,092
Telecommunication Services — .9%
AT&T, Inc.	236,710	5,617,128
T-Mobile US, Inc.	16,079	3,745,925
Verizon Communications, Inc.	138,874	5,470,247
		14,833,300

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	3,917	389,702
CSX Corp.	63,937	2,101,609
Delta Air Lines, Inc.	21,030	1,414,688
Expeditors International of Washington, Inc.	4,421	502,137
FedEx Corp.	7,350	1,946,795
J.B. Hunt Transport Services, Inc.	2,708	463,664
Norfolk Southern Corp.	7,464	1,905,559
Old Dominion Freight Line, Inc.	6,106	1,133,335
Southwest Airlines Co.	20,376	625,747
Uber Technologies, Inc. (a)	69,466	4,643,802
Union Pacific Corp.	20,000	4,955,800
United Airlines Holdings, Inc. (a)	10,776	1,140,532
United Parcel Service, Inc., Cl. B	24,049	2,747,117
		23,970,487
Utilities — 2.3%
Alliant Energy Corp.	8,231	484,641
Ameren Corp.	8,600	810,120
American Electric Power Co., Inc.	17,526	1,723,857
American Water Works Co., Inc.	6,621	825,241
Atmos Energy Corp.	5,212	742,762
CenterPoint Energy, Inc.	21,305	693,904
CMS Energy Corp.	10,238	675,708
Consolidated Edison, Inc.	11,509	1,078,854
Constellation Energy Corp.	10,318	3,095,194
Dominion Energy, Inc.	27,624	1,535,618
DTE Energy Co.	6,701	803,316
Duke Energy Corp.	25,309	2,834,355
Edison International	13,153	710,262
Entergy Corp.	14,167	1,148,660
Evergy, Inc.	7,697	493,917
Eversource Energy	11,783	679,643
Exelon Corp.	32,836	1,313,440
FirstEnergy Corp.	16,804	668,799
NextEra Energy, Inc.	67,840	4,854,630
NiSource, Inc.	14,975	558,568
NRG Energy, Inc.	6,718	688,192
PG&E Corp.	73,103	1,144,062
Pinnacle West Capital Corp.	3,927	341,492
PPL Corp.	24,289	816,110
Public Service Enterprise Group, Inc.	16,686	1,393,949
Sempra	20,883	1,731,827
The AES Corp.	21,736	239,096
The Southern Company	36,006	3,022,704
Vistra Corp.	11,202	1,882,272

Description	Shares	Value ($)
Common Stocks — 98.8% (continued)
Utilities — 2.3% (continued)
WEC Energy Group, Inc.	10,492	1,041,436
Xcel Energy, Inc.	19,200	1,290,240
		39,322,869
Total Common Stocks (cost $313,198,585)		1,687,492,006

	1-Day Yield (%)
Investment Companies — 1.2%
Registered Investment Companies — 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $20,739,057)	4.42	20,739,057	20,739,057
Total Investments (cost $333,937,642)		100.0%	1,708,231,063
Cash and Receivables (Net)		.0%	618,359
Net Assets		100.0%	1,708,849,422

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor’s 500 E-mini	74	3/21/2025	21,770,864	22,448,825	677,961
Gross Unrealized Appreciation					677,961
See notes to statement of investments.

Statement of Investments
BNY Mellon Institutional S&P 500 Stock Index Fund
January 31, 2025 (Unaudited)
The following is a summary of the inputs used as of January 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,687,448,955	43,051††	—	1,687,492,006
Investment Companies	20,739,057	—	—	20,739,057
	1,708,188,012	43,051	—	1,708,231,063
Other Financial Instruments:
Futures†††	677,961	—	—	677,961
	677,961	—	—	677,961

†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2025 are set forth in the Statement of Investments.
At January 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,374,971,382, consisting of $1,386,864,991 gross unrealized appreciation and $11,893,609 gross unrealized depreciation.
At January 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.